Provisions, contingent assets and contingent liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Provisions, contingent assets and contingent liabilities	Provisions, contingent assets and contingent liabilities
The accounting policy on provisions, contingent assets and contingent liabilities is presented in Note 2c XII.
In the ordinary course of its business, ITAÚ UNIBANCO HOLDING may be a party to legal proceedings of labor, civil and tax nature. The contingencies related to these lawsuits are classified as follows:
a) Contingent assets
There are no contingent assets recorded.
b) Provisions and contingencies
ITAÚ UNIBANCO HOLDING’s provisions for judicial and administrative challenges are long-term, considering the time required for their questioning, and this prevents the disclosure of a deadline for their conclusion.
The legal advisors believe that ITAÚ UNIBANCO HOLDING is not a party to this or any other administrative proceedings or lawsuits, in addition to those highlighted throughout this note, that could significantly affect the results of its operations.
Civil lawsuits
In general, provisions and contingencies arise from claims related to the revision of contracts and compensation for material and moral damages.
ITAÚ UNIBANCO HOLDING, despite having complied with the rules in force at the time, is a defendant in lawsuits filed by individuals referring to payment of inflation adjustments to savings accounts resulting from economic plans implemented in the 1980s and the 1990s, as well as in collective lawsuits filed by: (i) consumer protection associations; and (ii) the Public Attorney’s Office, on behalf of the savings accounts holders. In relation to these lawsuits, ITAÚ UNIBANCO HOLDING recognizes provisions upon receipt of summons, and when individuals demand the enforcement of a ruling handed down by the courts, using the same criteria as for provisions for individual lawsuits.
In December 2017, through mediation of the Federal Attorney’s Office (AGU) and supervision of the BACEN, savers (represented by two civil associations, FEBRAPO and IDEC) and FEBRABAN entered into an instrument of agreement aiming at resolving lawsuits related to the economic plans, and ITAÚ UNIBANCO HOLDING has already accepted its terms. Said agreement was approved on March 1, 2018, by the Plenary Session of the Federal Supreme Court (STF) and savers could adhere to its terms for a 24-month period.
Due to the end of this term, the parties signed an amendment to the instrument of agreement to extend this period in order to contemplate a higher number of holders of savings accounts and, consequently, to extend the end of lawsuits. In May, 2020, the Federal Supreme Court (STF) approved this amendment and granted a 30-month term for new adhesions, and subsequently extended for another 30 months, subject to the reporting of the number of adhesions over the first period.
In May 2025, the Federal Supreme Court (STF) unanimously declared the constitutionality of the economic plans Bresser (1987), Verão (1989), Collor I (1990) and Collor II (1991) and reaffirmed the approval of the collective bargaining agreement. As a result of this decision, the deadline for adhesion was extended by another 24 months.
Labor claims
Provisions and contingencies arise from lawsuits in which labor rights provided for in labor legislation specific to the related profession are discussed, such as: overtime, salary equalization, reinstatement, transfer allowance, and pension plan supplement, among others.
Other risks
These are quantified and accrued on the basis of the amount of rural credit transactions with co-obligation and FCVS (salary variations compensation fund) credits assigned.
I - Civil, labor and other risks provisions
Below are the changes in civil, labor and other risks provisions:

		12/31/2025
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,207	8,213	1,066	12,486
(-) Provisions guaranteed by indemnity clause	2c XII	(169)	(671)	-	(840)
Subtotal		3,038	7,542	1,066	11,646
Adjustment / Interest	23	115	578	-	693
Changes in the period reflected in income	23	1,228	3,334	364	4,926
Increase		1,835	3,793	650	6,278
Reversal		(607)	(459)	(286)	(1,352)
Payment / Transfer		(1,426)	(3,173)	(37)	(4,636)
Subtotal		2,955	8,281	1,393	12,629
(+) Provisions guaranteed by indemnity clause	2c XII	197	565	-	762
Closing balance		3,152	8,846	1,393	13,391
Current		1,434	3,176	687	5,297
Non-current		1,718	5,670	706	8,094

		12/31/2024
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,203	7,821	2,141	13,165
(-) Provisions guaranteed by indemnity clause	2c XII	(205)	(962)	-	(1,167)
Subtotal		2,998	6,859	2,141	11,998
Adjustment / Interest	23	122	515	-	637
Changes in the period reflected in income	23	1,487	3,539	325	5,351
Increase		2,062	3,958	325	6,345
Reversal		(575)	(419)	-	(994)
Payment / Transfer		(1,569)	(3,371)	(1,400)	(6,340)
Subtotal		3,038	7,542	1,066	11,646
(+) Provisions guaranteed by indemnity clause	2c XII	169	671	-	840
Closing balance		3,207	8,213	1,066	12,486
Current		1,535	3,443	115	5,093
Non-current		1,672	4,770	951	7,393

II - Tax and social security provisions
Tax and social security provisions correspond to the principal amount of taxes involved in administrative or judicial tax lawsuits, subject to tax assessment notices, plus interest and, when applicable, fines and charges.
The table below shows the change in the provisions:

	Note	12/31/2025	12/31/2024
Opening balance - 01/01		6,723	6,579
(-) Provisions guaranteed by indemnity clause	2c XII	(83)	(79)
Subtotal		6,640	6,500
Adjustment / Interest (1)		929	543
Changes in the period reflected in income		(1,293)	(274)
Increase (1)		579	61
Reversal (1)		(1,872)	(335)
Payment		(1,963)	(129)
Subtotal		4,313	6,640
(+) Provisions guaranteed by indemnity clause	2c XII	87	83
Closing balance		4,400	6,723
Current		-	-
Non-current		4,400	6,723
1)The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.

The main discussion related to tax and social security provisions is described below:
•PIS and COFINS – Calculation Basis – R$ 34: the levy of PIS and COFINS on revenue, a tax on revenue from the sales of assets and services is defended. The balance of the deposits in guarantee is R$ 10.
During the period, ITAÚ UNIBANCO HOLDING adhered to notices 25/2024 (deduction of tax amortization of goodwill in the calculation of IRPJ and CSLL), 27/2024 (levy of social security contributions on amounts paid as PLR to employees and individual taxpayers), 54/2025 (demutualization of the Stock Exchange) and 19/2025 (high economic impact judicial credits), of the Comprehensive Transaction Program instituted by the Ministry of Finance. In addition, a provision was recognized for tax contingency. The net effect on income was R$ 550.
III - Contingencies not provided for in the balance sheet
Amounts involved in administrative and judicial arguments with the risk of loss estimated as possible are not provided for. They are mainly composed of:
Civil lawsuits and labor claims
In Civil Lawsuits with possible loss, total estimated risk is R$ 4,043 (R$ 5,480 at 12/31/2024), and in this total there are no amounts arising from interests in Joint Ventures.
For Labor Claims with possible loss, estimated risk is R$ 1,236 (R$ 1,048 at 12/31/2024).
Tax and social security obligations
Tax and social security obligations of possible loss totaled R$ 42,145 (R$ 52,872 at 12/31/2024), and the main cases are described below:
•INSS – Non-compensatory Amounts – R$ 2,412: defends the non-levy of this contribution on these amounts, among which are profit sharing and stock options.
•ISS – Banking Activities/Provider Establishment – R$ 9,413: the levy and/or payment place of ISS for certain banking revenues are discussed.
•IRPJ, CSLL, PIS and COFINS – Funding Expenses – R$ 5,808: the deductibility of raising costs (Interbank deposits rates) for funds that were capitalized between group companies is discussed.
•IRPJ and CSLL – Goodwill – Deduction – R$ 1,690: the deductibility of goodwill for future expected profitability on the acquisition of investments is discussed.
•PIS and COFINS - Reversal of Revenues from Depreciation in Excess – R$ 3,646: the accounting and tax treatment of PIS and COFINS upon settlement of leasing operations is discussed.
•IRPJ, CSLL, PIS and COFINS – Requests for Offsetting Dismissed – R$ 2,476: cases in which the liquidity and the certainty of credits offset are discussed.
•IRPJ and CSLL – Disallowance of Losses – R$ 5,848: discussion on the amount of tax loss (IRPJ) and/or social contribution (CSLL) tax loss carryforwards used by the Federal Revenue Service when drawing up tax assessment notes that are still pending a final decision.
•IRPJ and CSLL - Deductibility of Loss in Loan Operations - R$ 3,679: assessments drawn up for the requirement of IRPJ and CSLL due to the alleged noncompliance with legal criteria for deducting losses in receipt of loans.
c) Accounts receivable – Reimbursement of provisions
The receivables balance arising from reimbursements of contingencies totals R$ 387 (R$ 358 at 12/31/2024) (Note 18a), arising mainly from the collateral established in Banco Banerj S.A. privatization process occurred in 1997, when the State of Rio de Janeiro created a fund to guarantee the equity recomposition in provisions for civil, labor and tax and social security claims.
d) Guarantees of contingencies, provisions and legal obligations
The guarantees related to legal proceedings involving ITAÚ UNIBANCO HOLDING basically consist of:

		12/31/2025				12/31/2024
	Note	Civil	Labor	Tax	Total	Total
Deposits in guarantee	18a	1,569	2,004	9,924	13,497	13,662
Investment fund quotas		260	62	-	322	534
Surety		78	14	5,418	5,510	5,453
Insurance bond		2,562	2,220	20,859	25,641	22,432
Guarantee by government securities		-	-	411	411	361
Total		4,469	4,300	36,612	45,381	42,442